Calvert

Global Water Fund

December 31, 2019

Schedule of Investments (Unaudited)

Common Stocks — 98.4%

Security	Shares	Value
Australia — 1.3%
Reliance Worldwide Corp., Ltd.(1)	2,067,090	$5,858,322

Brazil — 3.5%
Cia de Saneamento Basico do Estado de Sao Paulo ADR	385,662	$5,804,213
Cia de Saneamento de Minas Gerais	260,964	4,410,705
Cia de Saneamento do Parana, PFC Shares	1,057,194	5,539,973

		$15,754,891

Canada — 2.0%
Brookfield Renewable Partners LP	47,746	$2,217,153
Gildan Activewear, Inc.	71,398	2,110,792
Nutrien, Ltd.	44,509	2,130,934
Stantec, Inc.	88,497	2,501,128

		$8,960,007

Chile — 1.7%
Aguas Andinas SA, Class A	10,251,748	$4,349,103
Inversiones Aguas Metropolitanas SA	2,831,327	3,083,791

		$7,432,894

China — 4.7%
Beijing Enterprises Water Group, Ltd.(1)	9,527,452	$4,818,863
China Everbright International, Ltd.	3,105,666	2,490,430
China Lesso Group Holdings, Ltd.	3,431,578	4,402,781
China Water Affairs Group, Ltd.(1)	5,000,421	3,741,524
Guangdong Investment, Ltd.	2,509,427	5,248,616

		$20,702,214

Denmark — 0.6%
Novozymes A/S, Class B	49,316	$2,413,873

Finland — 3.0%
Kemira Oyj	345,385	$5,139,730
Metsa Board Oyj(1)	115,157	774,664
Outotec Oyj(2)	320,565	2,072,815
Uponor Oyj	222,828	2,913,492
Valmet Oyj	102,883	2,467,124

		$13,367,825

France — 4.1%
Accor SA	54,841	$2,574,170
Eurofins Scientific SE	4,004	2,224,350
L’Oreal SA	8,264	2,443,726
Suez	344,096	5,214,176
Veolia Environnement SA	223,976	5,959,632

		$18,416,054

Security	Shares	Value
Germany — 1.0%
GEA Group AG	65,236	$2,159,278
Henkel AG & Co. KGaA, PFC Shares	22,348	2,308,559

		$4,467,837

India — 0.1%
Jain Irrigation Systems, Ltd.	4,222,000	$478,664

Italy — 0.8%
ACEA SpA	173,152	$3,583,156

Japan — 9.1%
Ebara Corp.	138,356	$4,177,676
Hitachi Zosen Corp.	884,027	3,329,480
Hulic Reit, Inc.	1,134	2,057,402
Kitz Corp.	152,900	1,076,312
Kurita Water Industries, Ltd.	210,242	6,238,920
LIXIL Group Corp.	371,000	6,402,289
METAWATER Co., Ltd.	87,017	3,479,526
Nihon Trim Co., Ltd.	85,200	3,678,854
Sekisui Chemical Co., Ltd.	135,400	2,349,178
TOTO, Ltd.	103,900	4,387,395
Tsukishima Kikai Co., Ltd.	227,800	3,432,294

		$40,609,326

Netherlands — 1.6%
Aalberts NV	100,363	$4,517,122
Arcadis NV	114,489	2,680,832

		$7,197,954

Singapore — 1.5%
CITIC Envirotech, Ltd.	10,230,600	$4,171,722
City Developments, Ltd.	310,700	2,528,735
Hyflux, Ltd.(1)(2)(3)	17,622,294	0

		$6,700,457

South Korea — 1.1%
LG Chem, Ltd.	9,077	$2,487,591
Woongjin Coway Co., Ltd.	30,996	2,491,916

		$4,979,507

Spain — 1.0%
Acciona SA	20,244	$2,134,461
Iberdrola SA	238,990	2,462,927

		$4,597,388

Switzerland — 4.7%
Geberit AG	9,209	$5,168,840
Georg Fischer AG	4,231	4,290,339
Roche Holding AG	7,638	2,482,370
SGS SA	904	2,475,761
Sika AG	13,497	2,534,674
Sulzer AG	34,997	3,901,229

		$20,853,213

Taiwan — 0.6%
Taiwan Semiconductor Manufacturing Co., Ltd.	223,294	$2,471,379

Security	Shares	Value
Thailand — 1.6%
TTW PCL, Foreign Shares	8,575,500	$3,951,082
WHA Utilities and Power PCL, Foreign Shares	16,632,400	3,022,868

		$6,973,950

United Kingdom — 9.3%
CNH Industrial NV(1)	195,391	$2,149,301
Croda International PLC	36,610	2,486,867
Ferguson PLC	57,858	5,265,474
Halma PLC	81,240	2,274,934
Mondi PLC	97,004	2,274,664
Pennon Group PLC	451,929	6,129,826
Polypipe Group PLC	588,532	4,203,242
Rotork PLC	979,143	4,352,592
Severn Trent PLC	181,811	6,061,706
United Utilities Group PLC	502,631	6,289,871

		$41,488,477

United States — 45.1%
Advanced Drainage Systems, Inc.	104,656	$4,064,839
Aegion Corp.(2)	154,154	3,448,425
American States Water Co.	56,628	4,906,250
American Water Works Co., Inc.	49,563	6,088,815
Aqua America, Inc.	124,638	5,850,508
AquaVenture Holdings, Ltd.(2)	202,816	5,500,370
Artesian Resources Corp., Class A	79,072	2,942,269
Badger Meter, Inc.	90,852	5,899,020
Ball Corp.	31,699	2,049,974
California Water Service Group	92,486	4,768,578
Cantel Medical Corp.(1)	30,753	2,180,388
Cousins Properties, Inc.	51,757	2,132,388
Danaher Corp.	16,123	2,474,558
Ecolab, Inc.	43,134	8,324,431
Energy Recovery, Inc.(1)(2)	126,864	1,241,999
Entegris, Inc.	49,621	2,485,516
Evoqua Water Technologies Corp.(2)	288,571	5,468,420
Flowserve Corp.	94,426	4,699,582
Forterra, Inc.(2)	154,363	1,784,436
Fortune Brands Home & Security, Inc.	75,186	4,912,653
Franklin Electric Co., Inc.	72,805	4,173,183
Gorman-Rupp Co. (The)	92,656	3,474,600
Hawkins, Inc.	105,055	4,812,570
Hyatt Hotels Corp., Class A	26,050	2,336,945
IDEX Corp.	43,288	7,445,536
IDEXX Laboratories, Inc.(2)	9,366	2,445,744
Intel Corp.	38,849	2,325,113
Itron, Inc.(2)	29,346	2,463,597
Levi Strauss & Co., Class A(1)	126,190	2,434,205
Lindsay Corp.	38,796	3,724,028
Masco Corp.	106,681	5,119,621
Middlesex Water Co.	67,469	4,289,004
Mondelez International, Inc., Class A	40,010	2,203,751
Mueller Industries, Inc.	125,285	3,977,799
Mueller Water Products, Inc., Class A	348,715	4,177,606
NIKE, Inc., Class B	25,115	2,544,401
Nucor Corp.	41,795	2,352,223

Security	Shares	Value
nVent Electric PLC	95,307	$2,437,953
Parker-Hannifin Corp.	10,575	2,176,546
Pentair PLC	154,759	7,098,795
Procter & Gamble Co. (The)	17,200	2,148,280
Rexnord Corp.(2)	191,241	6,238,281
Roper Technologies, Inc.	6,553	2,321,269
Sherwin-Williams Co. (The)	3,593	2,096,659
SJW Group	63,633	4,521,761
Tetra Tech, Inc.	71,465	6,157,424
Trimble, Inc.(2)	58,206	2,426,608
Valmont Industries, Inc.	29,260	4,382,563
Watts Water Technologies, Inc., Class A	60,551	6,040,568
Xylem, Inc.	91,993	7,248,128
York Water Co. (The)	90,565	4,175,952

		$200,994,132

Total Common Stocks (identified cost $346,322,648)		$438,301,520

High Social Impact Investments — 0.4%

Security	Principal Amount (000’s omitted)	Value
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(4)(5)	$1,324	$1,299,991
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20(5)(6)	284	283,298
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20(5)(6)	366	360,477

Total High Social Impact Investments (identified cost $1,974,116)		$1,943,766

Short-Term Investments — 2.3%

Securities Lending Collateral — 2.3%

Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 1.56%(7)	10,123,971	$10,123,971

Total Securities Lending Collateral (identified cost $10,123,971)		$10,123,971

Total Short-Term Investments (identified cost $10,123,971)		$10,123,971

Total Investments (identified cost $358,420,735) — 101.1%		$450,369,257

Other Assets, Less Liabilities — (1.1%)		$(4,842,396)

Net Assets — 100.0%		$445,526,861

The percentage shown for each investment category in the Schedule of Investments is based on net assets.

Notes to Schedule of Investments

(1)

All or a portion of this security was on loan at December 31, 2019. The aggregate market value of securities on loan at December 31, 2019 was $15,349,921 and the total market value of the collateral received by the Fund was $16,358,905, comprised of cash of $10,123,971 and U.S. government and/or agencies securities of $6,234,934.

(2)	Non-income producing security.

(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(4)	Affiliated company.

(5)	Restricted security. Total market value of restricted securities amounts to $1,943,766, which represents 0.4% of the net assets of the Fund as of December 31, 2019.

(6)

Notes carry an interest rate that varies by period and is contingent on the performance of the underlying portfolio of loans to borrowers. The coupon rate shown represents the rate in effect at December 31, 2019.

(7)	Represents investment of cash collateral received in connection with securities lending.

Abbreviations:

ADR	-	American Depositary Receipt

PCL	-	Public Company Limited

PFC Shares	-	Preference Shares

At December 31, 2019, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:

Sector Allocation (% of net assets)
Industrials	46.0%
Utilities	28.4
Materials	9.4
Information Technology	4.6
Consumer Discretionary	3.8
Health Care	2.7
Consumer Staples	2.0
Real Estate	1.5
High Social Impact Investments	0.4

Total	98.8%

Restricted Securities	Acquisition Dates	Cost
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20	12/13/19	$1,324,116
ImpactAssets Inc., Global Sustainable Agriculture Notes, 3.39%, 11/3/20	11/13/15	284,000
ImpactAssets Inc., Microfinance Plus Notes, 1.98%, 11/3/20	11/13/15	366,000

At December 31, 2019, the value of the Fund’s investment in Calvert Impact Capital, Inc. (the Notes) was $1,299,991, which represents 0.3% of the Fund’s net assets. Transactions in the Notes by the Fund for the fiscal year to date ended December 31, 2019 were as follows:

Name of Issuer	Value, beginning of period	Purchases	Sales proceeds	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value, end of period	Interest Income	Capital Gain Distributions Received	Principal amount, end of period
High Social Impact Investments
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/19(1)	$994,710	$—	$(1,000,000)	$—	$5,290	$—	$2,917	$—	$—
Calvert Impact Capital, Inc., Community Investment Notes, 1.50%, 12/15/20(1)	$—	$1,324,116	$—	$—	$(24,125)	$1,299,991	$552	$—	$1,324,116

Total				$—	$(18,835)	$1,299,991	$3,469	$—

(1)	Restricted security.

U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the market value of the Fund’s holdings as of December 31, 2019, based on the inputs used to value them:

Asset Description	Level 1	Level 2		Level 3(1)	Total
Common Stocks
Brazil	$15,754,891	$—		$—	$15,754,891
Canada	8,960,007	—		—	8,960,007
Chile	7,432,894	—		—	7,432,894
Singapore	—	6,700,457		0	6,700,457
United Kingdom	2,149,301	39,339,176		—	41,488,477
United States	200,994,132	—		—	200,994,132
Other Countries(2)	—	156,970,662		—	156,970,662
Total Common Stocks	$235,291,225	$203,010,295	(3)	$0	$438,301,520
High Social Impact Investments	—	1,943,766		—	1,943,766
Short-Term Investments	10,123,971	—		—	10,123,971
Total Investments	$245,415,196	$204,954,061		$0	$450,369,257

(1)	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

(2)	For further breakdown of equity securities by country, please refer to the Schedule of Investments.

(3)

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended December 31, 2019 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.